Interest Expense and Finance Cost, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Expense And Finance Cost Net [Abstract]
Interest Expense	$ 99,887	$ 101,011	$ 91,527
Amortization of finance charges	6,309	5,198	6,065
Other		972	8,430
Total interest expense and finance cost, net	$ 106,196	$ 107,181	$ 106,022